Income taxes - Income tax on discontinued operations (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2019 CNY (¥)
Income tax on discontinued operations
Tax charge on losses from ordinary activities of discontinued operations (Note 5(a))	¥ 6,754
Total tax charge on discontinued operations	¥ 6,754